Accumulated Deficit During Development Stage (Details) - Schedule of Accumulated Deficit During Development Stage - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Accumulated Deficit During Development Stage [Abstract]
Balance at beginning of year	$ 181,884,388	$ 169,728,414	$ 154,419,061
Net loss for the year	13,806,515	12,847,061	15,309,353
Reclassify expired options from reserves	(560,014)	(240,310)
Reclassify forfeited options from reserves		(450,777)
Balance at end of year	$ 195,130,889	$ 181,884,388	$ 169,728,414